Postretirement Benefits	12 Months Ended
Dec. 31, 2011
Postretirement Benefits

Note 9—Postretirement Benefits

Pension Plans:    Torchmark has noncontributory retirement benefit plans and contributory savings plans which cover substantially all employees. There are also two nonqualified, noncontributory supplemental benefit pension plans which cover a limited number of employees. The total cost of these retirement plans charged to operations was as follows:

Year Ended December 31,	Defined Contribution Plans	Defined Benefit Pension Plans
2011	$3,552	$20,952
2010	3,617	18,948
2009	3,511	17,912

Torchmark accrues expense for the defined contribution plans based on a percentage of the employees’ contributions. The plans are funded by the employee contributions and a Torchmark contribution equal to the amount of accrued expense. Plan contributions are both mandatory and discretionary, depending on the terms of the plan.

Cost for the defined benefit pension plans has been calculated on the projected unit credit actuarial cost method. All plan measurements for the defined benefit plans are as of December 31 of the respective year. The defined benefit pension plans covering the majority of employees are funded. Contributions are made to funded pension plans subject to minimums required by regulation and maximums allowed for tax purposes. Defined benefit plan contributions were $8.6 million in 2011, $13 million in 2010, and $15 million in 2009. Torchmark estimates as of December 31, 2011 that it will contribute an amount not to exceed $20 million to these plans in 2012. The actual amount of contribution may be different from this estimate.

Torchmark has a Supplemental Executive Retirement Plan (SERP), which provides to a limited number of executives an additional supplemental defined pension benefit. The supplemental benefit is based on the participant’s qualified plan benefit without consideration to the regulatory limits on compensation and benefit payments applicable to qualified plans, except that eligible compensation is capped at $1 million. The SERP is unfunded. However, life insurance policies on the lives of plan participants have been established for this plan with an unaffiliated insurance carrier. The premiums for this coverage paid in 2011 was $3.9 million and in 2010 was $1.7 million. The cash value of these policies at December 31, 2011 was $16 million and was $12 million a year earlier. Additionally, a Rabbi Trust was established for this plan in 2010 in the amount of $21 million to support the liability for this plan. An additional deposit of $5 million was added to this trust in 2011 and an investment account was established. As of December 31, 2011, the combined value of the insurance policies and the trust investments was $43 million. Because this plan is unqualified, the Rabbi Trust and the policyholder value of these policies are not included as defined benefit plan assets but as assets of the Company. The liability for this SERP at December 31, 2011 was $47 million and was $38 million a year earlier.

The other supplemental benefit pension plan is limited to a very select group of employees and was closed as of December 31, 1994. It provides the full benefits that an employee would have otherwise received from a defined benefit plan in the absence of the limitation on benefits payable under a qualified plan. This plan is unfunded. Liability for this closed plan was $3 million at December 31, 2011 and $4 million at December 31, 2010. Pension cost for both supplemental defined benefit plans is determined in the same manner as for the qualified defined benefit plans.

Plan assets in the funded plans consist primarily of investments in marketable fixed maturities and equity securities and are valued at fair value. Torchmark measures the fair value of its financial assets, including the assets in its benefit plans, in accordance with accounting guidance which establishes a hierarchy for asset values and provides a methodology for the measurement of value. Please refer to Note 4—Investments under the caption Fair Value Measurements for a complete discussion of valuation procedures. The following table presents the assets of Torchmark’s defined benefit pension plans for the years ended December 31, 2011 and 2010.

Pension Assets by Component at December 31, 2011

	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,866			$14,866	6%
Financial	24,255			24,255	9
Industrial	11,491			11,491	5
Technology	13,184			13,184	5
General merchandise stores	8,119			8,119	3
Other	7,544			7,544	3

Total equity securities	79,459			79,459	31

Corporate bonds	6,661	$153,098		159,759	62
Other bonds	-	348		348	0
Guaranteed annuity contract	-	12,745		12,745	5
Short-term investments	3,767	-		3,767	1
Other	1,989	-		1,989	1

Grand Total	$91,876	$166,191	$0	$258,067	100%

Pension Assets by Component at December 31, 2010
	Fair Value Determined by:
	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Amount	% to Total
Equity securities:
Consumer, Non-Cyclical	$14,932			$14,932	6%
Financial	29,692			29,692	13
Industrial	11,303			11,303	5
Technology	10,643			10,643	4
Other	1,339			1,339	1

Total equity securities	67,909			67,909	29

Corporate bonds	9,637	$122,946	$3,184	135,767	57
Other bonds	-	772		772	0
Guaranteed annuity contract	-	10,959		10,959	5
Short-term investments	19,484	-		19,484	8
Other	2,002	-		2,002	1

Grand Total	$99,032	$134,677	$3,184	$236,893	100%

Torchmark’s investment objectives for its plan assets include preservation of capital, preservation of purchasing power, and long-term growth. Torchmark seeks to preserve capital through investments made in high quality securities with adequate diversification by issuer and industry sector to minimize risk. The portfolio is monitored continuously for changes in quality and diversification mix. The preservation of purchasing power is intended to be accomplished through asset growth, exclusive of contributions and withdrawals, in excess of the rate of inflation. Torchmark intends to maintain investments that when combined with future plan contributions will produce adequate long-term growth to provide for all plan obligations. The Company’s expectation for the portfolio is to achieve a compound total rate of return of 3% in excess of the inflation rate, to be reviewed on a three-year basis. It is also Torchmark’s objective that the portfolio’s investment return will meet or exceed the return of a balanced market index.

The majority of the securities in the portfolio are highly marketable so that there will be adequate liquidity to meet projected payments. There are no specific policies calling for asset durations to match those of benefit obligations.

Allowed investments are limited to equities, fixed maturities, and short-term investments (invested cash). There is also a guaranteed annuity contract to fund the obligations of the American Income Pension Plan. The assets are to be invested in a mix of equity and fixed income investments that best serve the objectives of the pension plan. Factors to be considered in determining the asset mix include funded status, annual pension expense, annual pension contributions, and balance sheet liability. Equities include common and preferred stocks, securities convertible into equities, mutual funds that invest in equities, and other equity-related investments. Equities must be listed on major exchanges and adequate market liquidity is required. Fixed maturities consist of marketable debt securities rated investment grade at purchase by a major rating agency. Short-term investments include fixed maturities with maturities less than one year and invested cash. Short-term investments in commercial paper must be rated at least A-2 by Standard & Poor’s with the issuer rated investment grade. Invested cash is limited to banks rated A or higher. Investments outside of the aforementioned list are not permitted, except by prior approval of the Plan’s Trustees. At December 31, 2011, there were no restricted investments contained in the portfolio. Plan contributions have been invested primarily in fixed maturities during the three years ending December 31, 2011.

The investment portfolio is to be well diversified to avoid undue exposure to a single sector, industry, business, or security. The equity and fixed-maturity portfolios are not permitted to invest in any single issuer that would exceed 10% of total plan assets at the time of purchase. Torchmark does not employ any other special risk management techniques, such as derivatives, in managing the pension investment portfolio.

The following table discloses the assumptions used to determine Torchmark’s pension liabilities and costs for the appropriate periods. The discount and compensation increase rates are used to determine current year projected benefit obligations and subsequent year pension expense. The long-term rate of return is used to determine current year expense. Differences between assumptions and actual experience are included in actuarial gain or loss.

Weighted Average Pension Plan Assumptions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	4.04	4.00

For Periodic Benefit Cost for the Year:	2011	2010	2009
Discount Rate	5.77%	6.31%	6.31%
Expected Long-Term Returns	7.24	7.24	7.95
Rate of Compensation Increase	4.00	3.79	3.84

The discount rate is determined based on the expected duration of plan liabilities. A yield is then derived based on the current market yield of a hypothetical portfolio of higher-quality corporate bonds which match the liability duration. The rate of compensation increase is projected based on Company experience, modified as appropriate for future expectations. The expected long-term rate of return on plan assets is management’s best estimate of the average rate of earnings expected to be received on the assets invested in the plan over the benefit period. In determining this assumption, consideration is given to the historical rate of return earned on the assets, the projected returns over future periods, and the spread between the long-term rate of return on plan assets and the discount rate used to compute benefit obligations.

Net periodic pension cost for the defined benefit plans by expense component was as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost—benefits earned during the period	$9,277	$8,174	$7,571
Interest cost on projected benefit obligation	16,106	15,392	14,490
Expected return on assets	(16,068)	(15,025)	(15,577)
Net amortization	11,637	10,407	11,428

Net periodic pension cost	$20,952	$18,948	$17,912

An analysis of the impact on other comprehensive income (loss) concerning pensions is as follows:

	2011	2010	2009
Balance at January 1	$(105,903)	$(93,674)	$(121,704)

Amortization of:
Prior service cost	2,080	2,098	2,060
Net actuarial (gain) loss	10,071	8,766	9,166
Transition obligation	(5)	(7)	(7)

Total amortization	12,146	10,857	11,219

Experience gain(loss)	(24,653)	(23,086)	16,811

Balance at December 31	$(118,410)	$(105,903)	$(93,674)

The following table presents a reconciliation from the beginning to the end of the year of the projected benefit obligation and plan assets. This table also presents the amounts previously recognized as a component of accumulated other comprehensive income.

	Pension Benefits For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$285,560	$242,159
Service cost	9,277	8,174
Interest cost	16,106	15,392
Actuarial loss (gain)	34,515	34,029
Benefits paid	(13,849)	(14,194)

Obligation at end of year	331,609	285,560

Changes in plan assets:
Fair value at beginning of year	236,893	211,877
Return on assets	26,439	26,576
Contributions	8,584	12,634
Benefits paid	(13,849)	(14,194)

Fair value at end of year	258,067	236,893

Funded status at year end	$(73,542)	$(48,667)

Amounts recognized in accumulated other comprehensive income consist of:
Net loss (gain)	$111,964	$97,382
Prior service cost	6,446	8,526
Transition obligation	0	(5)

Net amounts recognized at year end	$118,410	$105,903

The portion of other comprehensive income that is expected to be reflected in pension expense in 2012 is as follows:

Amortization of prior service cost	$2,063
Amortization of net loss (gain)	12,175
Amortization of transition obligation	0

Total	$14,238

The accumulated benefit obligation (ABO) for Torchmark’s funded defined benefit pension plans was $263 million and $228 million at December 31, 2011 and 2010, respectively. In the unfunded plans, the ABO was $39 million and $32 million at December 31, 2011 and 2010, respectively.

Torchmark has estimated its expected pension benefits to be paid over the next ten years as of December 31, 2011. These estimates use the same assumptions that measure the benefit obligation at December 31, 2011, taking estimated future employee service into account. Those estimated benefits are as follows:

For the year(s)
2012	$13,921
2013	14,890
2014	15,755
2015	16,689
2016	17,692
2017-2020	105,596

Postretirement Benefit Plans Other Than Pensions:    Torchmark provides a small postretirement life insurance benefit for most retired employees, and also provides additional postretirement life insurance benefits for certain key employees. The majority of the life insurance benefits are accrued over the working lives of active employees. Otherwise, Torchmark does not provide postretirement benefits other than pensions and the life insurance benefits described above.

Torchmark’s post-retirement defined benefit plans other than pensions are not funded. Liabilities for these plans are measured as of December 31 for the appropriate year.

The components of net periodic postretirement benefit cost for plans other than pensions are as follows:

	Year Ended December 31,
	2011	2010	2009
Service cost	$919	$728	$641
Interest cost on benefit obligation	999	970	947
Expected return on plan assets	0	0	0
Amortization of prior service cost	0	0	0
Recognition of net actuarial (gain) loss	(815)	(583)	283

Net periodic postretirement benefit cost	$1,103	$1,115	$1,871

The following table presents a reconciliation of the benefit obligation and plan assets from the beginning to the end of the year. As these plans are unfunded, funded status is equivalent to the accrued benefit liability.

	Benefits Other Than Pensions For the year ended December 31,
	2011	2010
Changes in benefit obligation:
Obligation at beginning of year	$16,889	$16,340
Service cost	919	728
Interest cost	999	970
Actuarial loss (gain)	638	(583)
Benefits paid	(437)	(566)

Obligation at end of year	19,008	16,889

Changes in plan assets:
Fair value at beginning of year	0	0
Return on assets	0	0
Contributions	437	566
Benefits paid	(437)	(566)

Fair value at end of year	0	0

Funded status at year end	$(19,008)	$(16,889)

Amounts recognized in accumulated other comprehensive income:
Net loss*	$1,453	$0

Net amounts recognized at year end	$1,453	$0

*	The net loss for benefit plans other than pensions reduces other comprehensive income.

The table below presents the assumptions used to determine the liabilities and costs of Torchmark’s post-retirement benefit plans other than pensions.

Weighted Average Assumptions for Post-Retirement

Benefit Plans Other Than Pensions

For Benefit Obligations at December 31:
	2011	2010
Discount Rate	5.09%	5.77%
Rate of Compensation Increase	3.50	4.50

For Periodic Benefit Cost for the Year:
	2011	2010	2009
Discount Rate	5.77%	6.60%	6.60%
Rate of Compensation Increase	4.50	4.50	4.50